Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

On January 14, 2020, Greenland established its wholly owned subsidiary in the state of Delaware named Greenland Technologies Corporation ("Greenland Tech"). Greenland Tech is setup US operation and promote robotic enabled automated warehouse system for North American market.

The outbreak of COVID-19, the coronavirus, has grown both in the United States and globally, and related government and private sector responsive actions have adversely affected the Company's business operations. COVID-19 originated in Wuhan, China, in December 2019. Effective February 3, 2020, the Company announced the temporary closure of its all operating offices in Zhejiang Province, including the manufactory in response to the emergency measures imposed by the local government to slow down the spread of COVID-19. Since the local government has imposed pandemic prevention policy, the subsidiaries were temporary shut down until the end of February 2020. The Company's launch on robotic cargo carriers are also expected to be delay due to the uncertainty on customer demand. Moreover, the outbreak has significantly limited suppliers' ability to provide low-cost, high-quality merchandise to the Company on a timely basis. Zhejiang Province, where we conduct a substantial part of our business, is one of the most affected areas in China. The World Health Organization has declared Covid-19 to be a global pandemic, resulting in an economic downturn and changes in global economic policy that will reduce demand for the Company's products and have an adverse impact on the Company's business, operating results and financial condition.

On March 20, 2020, we filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, a new registration statement on Form-3 (File No. 333-237321), which allows us to (a) issue up to 2,461,000 ordinary shares issuable upon the exercise of the Warrants (as defined in the registration statement) and (b) register the resale by certain security holders named as such in the registration statement of 1,420,2000 ordinary shares of no par value in the Company. The registration statement is not declared effective by the SEC yet.